Related Party Transactions - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Related Party Transaction [Line Items]
Accounts receivable from related parties	$ 10.1		$ 3.8
Related party note receivable converted	$ 11.4
Hombrechtikon Systems Engineering AG
Related Party Transaction [Line Items]
Ownership percentage	19.00%	19.00%
Accounts payable due to related parties	$ 5.3	$ 9.8	6.2
Repayment period of accounts payable due to related parties		3 years
Research and development expense	12.2
Accounts Payable | Hombrechtikon Systems Engineering AG
Related Party Transaction [Line Items]
Accounts payable due to related parties	3.5
Accrued and Other Current Liabilities | Hombrechtikon Systems Engineering AG
Related Party Transaction [Line Items]
Accounts payable due to related parties	1.8		3.1
Other Long-Term Liabilities | Hombrechtikon Systems Engineering AG
Related Party Transaction [Line Items]
Accounts payable due to related parties			3.1
8% Note Receivable due December 2021
Related Party Transaction [Line Items]
Loans to related parties	$ 15.0
Interest rate on loans to related parties	8.00%
3.0% Note Receivable due October 2020
Related Party Transaction [Line Items]
Loans to related parties			$ 3.0
Interest rate on loans to related parties			3.00%
Principal and accrued interest on loans receivable from related parties	$ 2.9
Portion of loans to related parties attributable to embedded derivative	$ 0.3